Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended
	May 31, 2023	May 18, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	Sep. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024
X-SQUARE MUNICIPAL INCOME ETF
Account Value [Line Items]
Line Graph and Table Measure Name														X- Square Municipal Income ETF
Accumulated Value	$ 10,037	$ 10,000	$ 10,191	$ 10,237	$ 10,231	$ 9,934	$ 9,923	$ 10,506	$ 10,791	$ 10,820	$ 10,946	$ 11,083	$ 10,974		$ 11,054	$ 11,089	$ 11,129	$ 11,180	$ 11,186
Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index
Accumulated Value	$ 9,930	$ 10,000	$ 10,121	$ 10,155	$ 9,978	$ 9,623	$ 9,452	$ 10,224	$ 10,572	$ 10,503	$ 10,599	$ 10,722	$ 10,647		$ 10,742	$ 11,049	$ 11,125	$ 11,295	$ 11,390